Organization and Principal Activities (The Company Acquired Ku6 Holding) (Narrative) (Details) (Ku6 Holding [Member])	0 Months Ended	1 Months Ended
	Nov. 26, 2009	Jan. 31, 2010
Organization and Principal Activities [Line Items]
Percentage of acquired equity interest		100.00%
Date of share purchase agreement	Nov. 26, 2009
Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued	723,684,204